Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2016	$ (124,417)		$ 2	$ 3,581	$ (128,000)
Beginning balance, shares at Dec. 31, 2016		46,163,605
Beginning balance at Dec. 31, 2016		$ 131,413
Beginning balance, shares at Dec. 31, 2016			2,202,517
Exercise of stock options	81			81
Exercise of stock options, shares			55,669
Issuance of common stock pursuant to employee stock purchase plan	426			426
Issuance of common stock pursuant to employee stock purchase plan, shares			50,121
Stock-based compensation	4,451			4,451
Fractional shares adjustment upon reverse stock split, shares			2
Preferred stock converted into shares of common stock	131,410		$ 7	131,403
Preferred stock converted into shares of common stock, shares		(46,163,605)
Preferred stock converted into shares of common stock		$ (131,413)
Preferred stock converted into shares of common stock, shares			6,690,066
Initial public offering of common shares,net of issuance costs/offering costs	86,948		$ 10	86,938
Initial public offering of common shares,net of issuance costs/offering costs, shares			9,775,000
Convertible promissory notes converted into shares of common stock, net of issuance costs	11,057		$ 1	11,056
Convertible promissory notes converted into shares of common stock, net of issuance costs, shares			1,109,176
Preferred stock warrant liabilities converted into warrants to purchase shares of common stock	89			89
Other comprehensive loss	(34)					$ (34)
Net Loss	(38,929)				(38,929)
Ending balance at Dec. 31, 2017	71,082		$ 20	238,025	(166,929)	(34)
Ending balance, shares at Dec. 31, 2017			19,882,551
Exercise of stock options	67			67
Exercise of stock options, shares			45,073
Issuance of common stock pursuant to employee stock purchase plan	594			594
Issuance of common stock pursuant to employee stock purchase plan, shares			72,527
Stock-based compensation	6,870			6,870
Initial public offering of common shares,net of issuance costs/offering costs	27,997		$ 3	27,994
Initial public offering of common shares,net of issuance costs/offering costs, shares			3,000,000
Issuance of common stock warrants	479			479
Other comprehensive loss	11					11
Net Loss	(48,955)				(48,955)
Ending balance at Dec. 31, 2018	58,145		$ 23	274,029	(215,884)	(23)
Ending balance, shares at Dec. 31, 2018			23,000,151
Exercise of stock options	252			252
Exercise of stock options, shares			69,697
Issuance of common stock pursuant to employee stock purchase plan	$ 299			299
Issuance of common stock pursuant to employee stock purchase plan, shares	191,972		69,324
Stock-based compensation	$ 8,060			8,060
Initial public offering of common shares,net of issuance costs/offering costs	7,575			7,575
Initial public offering of common shares,net of issuance costs/offering costs, shares			760,089
Other comprehensive loss	33					33
Net Loss	(63,516)				(63,516)
Ending balance at Dec. 31, 2019	$ 10,848		$ 23	$ 290,215	$ (279,400)	$ 10
Ending balance, shares at Dec. 31, 2019			23,899,261